CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, authorized	100,000	100,000
Preferred stock, outstanding	0	0
Common stock, no par value	$ 0.00	$ 0.00
Common stock, shares authorized	7,000,000	7,000,000
Common stock, shares outstanding	3,298,081	3,293,269